STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCK OPTIONS AND WARRANTS

NOTE O – STOCK OPTIONS AND WARRANTS

Employee Stock Options

None

Non-employee Stock Options

None

Stock Purchase Warrants

As of December 31, 2021 and 2020, the Company had 0 and 0 outstanding warrants, respectively. Please see NOTE Q – SUBSEQUENT EVENTS for further information.

Coroware, Inc. and Subsidiaries [Member]
STOCK OPTIONS AND WARRANTS

NOTE O – STOCK OPTIONS AND WARRANTS

At March 31, 2022, the Company has outstanding a total of 290,000,000 warrants/options to the persons and upon the terms below:

Name	Date of Issuance	Shares upon Exercise of warrants or options	Exercise Price	Expiration Date
Lloyd Spencer (i)	March 7, 2022	165,000,000	$0.0002	March 7, 2027
Tangiers Investment Group, LLC (ii)	March 21, 2022	125,000,000	0.0004	March 21, 2027

(i)	On March 7, 2022, the Company issued Lloyd Spencer (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $66,000. The Note has a term of one (1) year (Maturity date of March 7, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. The transaction closed on March 7, 2022. As of March 31, 2022, there is $66,000 of principal and $521 of accrued interest remaining on this note. In connection with this note, the Holder was issued warrants to purchase 165,000,000 shares of the Company’s Common Stock at $0.0002 per share.

(ii)	On March 21, 2022, the Company issued Tangiers Investment Group, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $55,000. The Note has a term of one (1) year (Maturity date of March 21, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. The transaction closed on March 21, 2022. As of March 31, 2022, there is $55,000 of principal and $181 of accrued interest remaining on this note. In connection with this note, the Holder was issued warrants to purchase 125,000,000 shares of the Company’s Common Stock at $0.0004 per share.